Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 12,681	$ 9,968
Short-term investments	30,338	18,664
Trade receivables, net	30,662	19,788
Other accounts receivables	2,132	3,063
Inventories	21,070	25,594
Current Assets	96,883	77,077
Property, plant and equipment, net	25,178	22,579
Other long term assets	49	40
Non-Current Assets	25,227	22,619
Assets	122,110	99,696
Current Liabilities
Current maturities of loans and capital leases	614	412
Trade payables	18,036	16,277
Other accounts payables	5,820	5,614
Deferred revenues	4,927	4,903
Current Liabilities	29,397	27,206
Non-Current Liabilities
Loans and capital leases	1,370	1,364
Employee benefit liabilities, net	1,144	722
Deferred revenues	707	3,661
Non-Current Liabilities	3,221	5,747
Shareholders' Equity
Ordinary shares	10,400	9,320
Additional paid in capital	177,874	162,671
Capital reserve due to translation to presentation currency	(3,490)	(3,490)
Capital reserve from hedges	46	(27)
Capital reserve from available for sale financial assets	(4)	19
Capital reserve from share-based payments	9,566	9,795
Capital reserve from employee benefits	(337)	(81)
Accumulated deficit	(104,563)	(111,464)
Shareholder's Equity	89,492	66,743
Shareholder's Equity and Liabilities	$ 122,110	$ 99,696